Stockholders' Equity - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions						2 Months Ended	3 Months Ended			12 Months Ended
	Aug. 13, 2018	Jun. 29, 2018	Apr. 26, 2018	Apr. 23, 2018	Apr. 12, 2018	Jun. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Apr. 19, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Stock Issued During Period, Shares, Stock Splits					3,022,259.23
Dividends Payable											$ 160.0
Stock Issued During Period, Value, New Issues			3,097,525	35,000,000
Shares, Issued												38,097,525
Sale of Stock, Price Per Share			$ 15	$ 15
Offering Costs										$ 5.1
Common Stock, Dividends, Per Share, Declared							$ 0.85	$ 0.85	$ 0.0645
Dividends		$ 19.5
Pro rated Dividends						$ 0.085
Common Stock, Dividends, Per Share, Declared, Annualized						$ 0.34
Special Dividend							$ 0.70			$ 0.70
Stock Repurchased During Period, Shares	11,688,311
Brookfield [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Stock Splits	23,000,000
Sale of Stock, Price Per Share	$ 20.00